Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Balance Sheets

Balance Sheets

	December 31,
	2020	2019
ASSETS
Current assets
Cash and cash equivalents	$56,666	$70,201
Prepaid expenses and other receivables	2,461	1,166
Amount due from subsidiaries	93,665	86,006
Dividend receivables	3,195	3,195
Total current assets	155,987	160,568
Investment in subsidiaries	609,057	149,087
Total assets	$765,044	$309,655
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$4,236	$1,544
Amount due to subsidiaries	3,193	8,964
Dividend payable	11,143	5,128
Total current liabilities	18,572	15,636
Total liabilities	$18,572	$15,636
EQUITY
Preferred stock	15	15
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: 14,630,813 (2019 – 14,630,813)
Common stock	99	99
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 99,294,743 (2019 – 98,903,243)
Additional paid-in capital	531,815	207,962
Accumulated other comprehensive income (loss)	19,925	(4,321)
Retained earnings	194,618	90,264
Total shareholders' equity	746,472	294,019
Total liabilities and equity	$765,044	$309,655

Schedule of Statements of Comprehensive Income

Statements of Comprehensive Income

	For the year ended December 31
	2020	2019	2018
Selling, general and administrative expenses	7,013	7,750	15,615
Total operating expenses	7,013	7,750	15,615
Loss from operations	(7,013)	(7,750)	(15,615)
Other expenses	(23)	(16)	(13)
Interest income	532	871	798
Equity earnings of subsidiaries, net of tax	116,873	51,824	36,612
Net income	110,369	44,929	21,782
Preferred stock dividends	(6,015)	(5,128)	—
Net income attributable to common shareholders	104,354	39,801	21,782
Net income	110,369	44,929	21,782
Foreign currency translation adjustments	24,246	(2,222)	(9,174)
Total comprehensive income	$134,615	$42,707	$12,608

Schedule of Statements of Cash Flows

Statements of Cash Flows

	For the year ended December 31
	2020	2019	2018
Cash flows used in operating activities
Net income	$110,369	$44,929	$21,782
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	3,003	3,003	445
- Equity in earnings of subsidiaries	(116,873)	(51,824)	(36,612)
Changes in:
- Amount due from subsidiaries	(7,659)	(3,425)	(7,624)
- Prepaid expenses and other receivables	(1,295)	172	(861)
- Dividend receivables	—	—	18,085
- Amount due to subsidiaries	(5,771)	(7,584)	2,602
- Accrued expenses and other payables	2,692	(119)	(276)
Net cash used in operating activities	(15,534)	(14,848)	(2,459)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,999	—	85,304
- Proceeds from shares subscribed	—	—	64
Net cash provided by financing activities	1,999	—	85,368
Increase (decrease) in cash and cash equivalents	(13,535)	(14,848)	82,909
Cash and cash equivalents, beginning of year	70,201	85,049	2,140
Cash and cash equivalents, end of year	$56,666	$70,201	$85,049